Prepaid Forward Contract Equity - Additional Information (Details) - USD ($)	Aug. 13, 2023	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Summary of Investment Holdings [Line Items]
Common stock, shares issued		135,430,451	126,799,854	121,432,144
PNAC [Member] | Class A Common Stock
Summary of Investment Holdings [Line Items]
Proceeds from Common Stock Purchase Agreement	$ 21,299,979
Forward Purchase Agreement | PNAC [Member] | Class A Common Stock
Summary of Investment Holdings [Line Items]
Common stock, shares issued	1,999,998